Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
Unaudited supplemental pro forma financial information, prepared as though the acquisitions had been completed at the beginning of the immediately preceding fiscal year, is as follows:

	Year Ended December 31,
	2012	2011(1)	2010(2)
	(unaudited) (in thousands)
Revenue	$270,344	$223,430	$158,598
Net income (loss)	(61,174)	(24,644)	(32,484)
Net income (loss) attributable to Velti shareholders	(61,227)	(24,774)	(32,403)
Net income (loss) per share attributable to Velti:
Basic	(0.96)	$(0.44)	$(0.85)
Diluted	$(0.96)	$(0.44)	$(0.85)

(1)	Assumes the acquisition of CASEE on January 1, 2011.

(2)	Assumes the acquisition of Mobclix, MIG and Air2Web on January 1, 2010

Ydon Holdings, Ltd. (CASEE) [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation and Total Consideration
The allocation of the total consideration of $22.8 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$1,456
Accounts receivable and other current assets	1,213
Property and equipment	97
Trade and other liabilities	(2,170)
Net assets acquired	596
Intangible assets acquired - customer relationships	390
Intangible assets acquired - trademark & trade name	2,490
Intangible assets acquired - developed technology	3,020
Goodwill	17,741
Deferred tax liability	(1,468)
Value of assets, net of deferred tax liabilities	$22,769
Purchase price:
Cash	$8,400
Contingent consideration (fair value)	6,360
Fair value of previously held interest	8,009
Total consideration	$22,769

Mobile Interactive Group, Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation and Total Consideration
The allocation of the total consideration of $51.2 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$9,307
Accounts receivable and other current assets	40,076
Property and equipment	859
Trade and other liabilities	(48,389)
Net assets acquired	1,853
Intangible assets acquired - customer relationships	17,110
Intangible assets acquired - trademark & trade name	580
Intangible assets acquired - non-compete agreement	3,131
Intangible assets acquired - developed technology	$11,140
Goodwill	25,727
Deferred tax liability	$(8,310)
Value of assets, net of deferred tax liabilities	51,231
Purchase price:
Cash	$25,170
Deferred consideration	10,000
Contingent consideration	16,061
Total consideration	$51,231

Air2Web, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation and Total Consideration
The allocation of the total consideration of $18.9 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$600
Accounts receivable and other current assets	5,947
Property and equipment	1,221
Trade and other liabilities	(5,273)
Net assets acquired	2,495
Intangible assets acquired - customer relationships	1,920
Intangible assets acquired - trademark & trade name	110
Intangible assets acquired - developed technology	4,180
Goodwill	10,193
Value of assets, net of deferred tax liabilities	$18,898
Purchase price:
Cash	$18,898